PENSION PLANS AND POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2019
PENSION PLANS AND POSTRETIREMENT BENEFITS
Schedule of reconciliation of the changes in the plans' benefit obligations and the fair value of plan assets

	Pension benefits		Postretirement benefits
	2019	2018	2019	2018

Change in benefit obligations
Benefit obligations at the beginning of the year	$462.5	$456.9	$50.2	$30.1
Service costs	21.0	24.1	2.1	1.9
Interest costs	18.1	16.1	1.8	1.7
Plan participants’ contributions	6.0	6.4	—	—
Actuarial loss (gain) arising from:
Financial assumptions	83.8	(31.9)	11.8	29.1
Demographic assumptions	(0.8)	—	—	(12.1)
Participant experience	(7.5)	(1.0)	(1.1)	—
Benefits and settlements paid	(14.5)	(11.2)	(0.7)	(0.5)
Plan amendments and other	1.8	3.1	(23.3)	—
Benefit obligations at the end of the year	$570.4	$462.5	$40.8	$50.2

	Pension benefits		Postretirement benefits
	2019	2018	2019	2018

Change in plan assets
Fair value of plan assets at the beginning of the year	$416.2	$408.1	$—	$—
Actual return on plan assets	54.7	(14.7)	—	—
Employer contributions	22.3	25.1	0.7	0.5
Plan participants’ contributions	6.0	6.4	—	—
Benefits and settlements paid	(14.6)	(11.2)	(0.7)	(0.5)
Administrative fees	(0.7)	(0.6)	—	—
Other	1.9	3.1	—	—
Fair value of plan assets at the end of the year	$485.8	$416.2	$—	$—

Schedule of fair value of plan assets

	2019	2018

Equity securities:
Canadian	23.8%	23.6%
Foreign	35.3	36.0
Debt securities	40.9	40.2
Other	—	0.2
	100.0%	100.0%

Schedule of reconciliation of funded status to the net amount

	Pension benefits		Postretirement benefits
	2019	2018	2019	2018

Benefit obligations	$(570.4)	$(462.5)	$(40.9)	$(50.2)
Fair value of plan assets	485.8	416.2	—	—
Plan deficit and net amount recognized[1]	$(84.6)	$(46.3)	$(40.9)	$(50.2)
[1]	The net liability recognized for 2019 is $125.5 million ($96.5 million in 2018) and is included in “Other Liabilities” (note 19).

Schedule of components of re-measurements

	Pension benefits			Postretirement benefits
	2019	2018	2017	2019	2018	2017

Actuarial (loss) gain on benefit obligations	$(75.5)	$32.9	$(34.3)	$(10.7)	$(17.0)	$10.5
Actual return on plan assets, less interest income anticipated in the interest on the net defined benefit liability calculation	38.9	(28.6)	16.8	—	—	—
Re-measurements (loss) gain recorded in other comprehensive income	$(36.6)	$4.3	$(17.5)	$(10.7)	$(17.0)	$10.5

Schedule of components of net benefit costs

	Pension benefits			Postretirement benefits
	2019	2018	2017	2019	2018	2017

Employee costs:
Service costs	$21.0	$24.1	$22.6	$2.1	$1.9	$1.6
Plan amendments administrative fees and other	0.7	0.6	0.5	(23.3)	—	—
Interest on net defined benefit liability	2.5	2.4	1.9	1.8	1.7	1.5
Net benefit costs (gain)	$24.2	$27.1	$25.0	$(19.4)	$3.6	$3.1

Schedule of actuarial assumptions used in measuring the Corporation's benefit obligations

	Pension and postretirement benefits
	2019	2018	2017

Benefit obligations
Rates as of year-end:
Discount rate	3.10%	3.90%	3.50%
Rate of compensation increase	3.00	3.00	3.00

Current periodic costs
Rates as of preceding year-end:
Discount rate	3.90%	3.50%	3.90%
Rate of compensation increase	3.00	3.00	3.00